Annual Total Returns - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund - Fidelity Real Estate Index Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	1.37%
Annual Return 2014	31.58%
Annual Return 2015	4.39%
Annual Return 2016	6.60%
Annual Return 2017	3.75%
Annual Return 2018	(4.21%)
Annual Return 2019	23.02%
Annual Return 2020	(11.33%)
Annual Return 2021	40.66%
Annual Return 2022	(26.12%)